Diversified Value Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.7%)
Communication Services (6.1%)
	Alphabet Inc. Class A	203,261	49,413
	Comcast Corp. Class A	411,668	12,935
	Omnicom Group Inc.	107,091	8,731
*	Warner Bros Discovery Inc.	378,679	7,395
	WPP plc ADR	208,500	5,223
			83,697
Consumer Discretionary (8.2%)
*	Amazon.com Inc.	204,467	44,895
	Home Depot Inc.	33,227	13,463
	McDonald's Corp.	42,485	12,911
	General Motors Co.	210,383	12,827
	Magna International Inc.	215,975	10,233
*	Aptiv plc	77,700	6,699
	Starbucks Corp.	48,814	4,130
	NIKE Inc. Class B	55,358	3,860
	BorgWarner Inc. (XNYS)	62,200	2,734
	Lithia Motors Inc.	7,400	2,339
			114,091
Consumer Staples (4.4%)
	Procter & Gamble Co.	122,060	18,754
	Coca-Cola Co.	196,896	13,058
	Kraft Heinz Co.	305,300	7,950
	Mondelez International Inc. Class A	124,844	7,799
	Constellation Brands Inc. Class A	37,200	5,010
	Unilever plc ADR	62,393	3,699
[1]	Anheuser-Busch InBev SA ADR	44,100	2,629
	Conagra Brands Inc.	107,500	1,968
	J M Smucker Co.	5,600	608
			61,475
Energy (6.4%)
	Exxon Mobil Corp.	165,664	18,679
	APA Corp.	705,723	17,135
	ConocoPhillips	128,714	12,175
	Shell plc ADR	127,336	9,108
	NOV Inc.	643,815	8,531
	Schlumberger NV	218,500	7,510
	Baker Hughes Co.	149,800	7,298
	Ovintiv Inc. (XNYS)	171,300	6,917
	Murphy Oil Corp.	56,840	1,615
			88,968
Financials (18.0%)
	Bank of America Corp.	569,759	29,394
	Intercontinental Exchange Inc.	142,858	24,069
	Visa Inc. Class A	65,801	22,463
	Blackstone Inc.	97,917	16,729
	Citigroup Inc.	164,103	16,656
	American International Group Inc.	203,202	15,959
	Charles Schwab Corp.	156,129	14,906
	Chubb Ltd.	44,483	12,555
	Wells Fargo & Co.	136,933	11,478
	Marsh & McLennan Cos. Inc.	55,874	11,260
	US Bancorp	230,270	11,129
	State Street Corp.	91,110	10,570
	American Express Co.	27,216	9,040
	Citizens Financial Group Inc.	153,961	8,185
	Goldman Sachs Group Inc.	8,966	7,140
*	Fiserv Inc.	42,200	5,441
	First Citizens BancShares Inc. Class A	2,832	5,067

		Shares	Market Value ($000)
	Corebridge Financial Inc.	148,500	4,759
	Truist Financial Corp.	95,900	4,385
	Fidelity National Information Services Inc.	65,700	4,332
	Hartford Insurance Group Inc.	30,100	4,015
			249,532
Health Care (12.6%)
	Medtronic plc	246,536	23,480
	UnitedHealth Group Inc.	54,785	18,917
	Eli Lilly & Co.	19,380	14,787
*	Boston Scientific Corp.	135,762	13,255
	Elevance Health Inc.	37,181	12,014
	GE HealthCare Technologies Inc.	153,817	11,552
	Danaher Corp.	57,594	11,419
	Merck & Co. Inc.	135,350	11,360
	Thermo Fisher Scientific Inc.	18,602	9,022
	Humana Inc.	26,500	6,895
	HCA Healthcare Inc.	15,700	6,691
*	Vertex Pharmaceuticals Inc.	16,389	6,419
	Zoetis Inc.	38,972	5,702
	CVS Health Corp.	58,300	4,395
	Zimmer Biomet Holdings Inc.	33,811	3,330
	Labcorp Holdings Inc.	10,800	3,100
	GSK plc ADR	62,832	2,712
*	Centene Corp.	75,560	2,696
*	Solventum Corp.	35,400	2,584
	Cigna Group	8,600	2,479
	Sanofi SA ADR	44,564	2,103
			174,912
Industrials (11.9%)
*	Boeing Co.	66,989	14,458
	Waste Management Inc.	59,602	13,162
	Jacobs Solutions Inc.	77,923	11,678
	AMETEK Inc.	59,452	11,177
	FedEx Corp.	46,833	11,044
	Cummins Inc.	23,951	10,116
	Equifax Inc.	32,762	8,404
	Trane Technologies plc	19,861	8,381
	Nordson Corp.	36,232	8,223
	Old Dominion Freight Line Inc.	57,892	8,150
	Deere & Co.	15,443	7,061
	PACCAR Inc.	70,580	6,939
	General Electric Co.	21,988	6,614
	CNH Industrial NV	506,834	5,499
	Fortive Corp.	108,500	5,315
	United Rentals Inc.	5,298	5,058
	Norfolk Southern Corp.	16,400	4,927
	General Dynamics Corp.	13,800	4,706
	Rockwell Automation Inc.	11,114	3,885
	Stanley Black & Decker Inc.	41,500	3,085
	RTX Corp.	17,400	2,912
	Timken Co.	32,800	2,466
*	Fluor Corp.	49,050	2,063
			165,323
Information Technology (23.1%)
	Microsoft Corp.	127,747	66,167
	Apple Inc.	236,957	60,336
*	Workday Inc. Class A	115,900	27,901
*	F5 Inc.	81,600	26,372
	Broadcom Inc.	78,242	25,813
	Salesforce Inc.	62,823	14,889
	Telefonaktiebolaget LM Ericsson ADR	1,780,205	14,722
	Amphenol Corp. Class A	111,827	13,839
	Analog Devices Inc.	55,195	13,561
	Applied Materials Inc.	58,665	12,011
	Marvell Technology Inc.	123,778	10,406
	QUALCOMM Inc.	59,565	9,909
	Accenture plc Class A	27,582	6,802
	TE Connectivity plc	27,560	6,050
*	Advanced Micro Devices Inc.	33,976	5,497

		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	75,200	5,044
			319,319
Materials (1.9%)
	Linde plc	21,584	10,253
	PPG Industries Inc.	76,500	8,041
	Olin Corp.	175,800	4,393
	Avery Dennison Corp.	17,569	2,849
			25,536
Real Estate (0.8%)
*	CBRE Group Inc. Class A	72,146	11,367
Utilities (1.3%)
	Dominion Energy Inc.	186,800	11,427
	PPL Corp.	164,055	6,096
			17,523
Total Common Stocks (Cost $1,092,777)			1,311,743
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.180% (Cost $71,550)	715,543	71,554
Total Investments (99.9%) (Cost $1,164,327)			1,383,297
Other Assets and Liabilities—Net (0.1%)			953
Net Assets (100%)			1,384,250
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,800.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,872 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	72	24,260	335
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.